SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
On October 22, 2020, in an extraordinary general meeting, the Company’s shareholders approved the 2020 Stock Incentive Plan (“the Plan”). Under the current Amended and Restated 2020 Plan, which was last amended and restated on May 18, 2022, employees, officers, directors, consultants and advisors, on the grant date are eligible to purchase share warrants, and receive share options, RSUs and other stock-based awards.

Share Options and Warrants
Share options can be in the form of incentive stock options and non-statutory stock options. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. The number of options granted, and the exercise price of the options is fixed by the board of directors of the Company.

Under the Plan, awards may be made for up to 3,649,986 shares as of June 30, 2024, which, unless otherwise determined by the Company’s board of directors, increases by 2% of the outstanding ordinary shares at the beginning of each year, of the Company’s ordinary shares. If any award expires or is terminated, surrendered, or canceled without having been fully exercised or is forfeited in whole or in part, or results in any ordinary shares not being issued, the unused ordinary shares covered by such award shall again be available for the grant of awards under the Plan.
In July 2021, in connection with the Company’s initial public offering (the “IPO”), the Company granted options for 4,056,770 shares subject to performance vesting to its CEO and COO (the “Founders’ Awards”). Each Founders’ Award is divided into twelve tranches, each subject to different market capitalization thresholds. Holders are required to hold the shares for a period of three years (“holding period”) after the exercise date. As of June 30, 2024, the performance conditions were not met for any of the tranches.

The number of share options and warrants outstanding under the Plan and the Founders’ Awards as of June 30, 2024 and 2023 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(194,593)	13.14
Exercised	(208,247)	3.52
Expired	(29,583)	14.27
Awards outstanding as of June 30, 2024	5,462,228	8.23
Awards exercisable as of June 30, 2024	884,503	8.51

Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	154,666	9.55
Forfeited	(6,042)	14.61
Exercised	(5,828)	3.52
Awards outstanding as of June 30, 2023	5,705,780	8.07
Awards exercisable as of June 30, 2023	641,301	7.39

The weighted-average share price for share options and warrants exercised during the six months ended June 30, 2024 and 2023 was $8.27 and $9.90, respectively.
Determination of Fair Value of Options
The options granted during the six months ended June 30, 2024 and June 30, 2023 were valued using the Black-Scholes model with the following assumptions:

	Six Months Ended June 30,
	2024	2023
Exercise price, USD	8.47	9.55
Share price, USD	8.47	9.55
Risk free interest rate	4.35%	3.78%
Estimated volatility	35%	45%
Expected option term, years	4.00	4.41
Dividend yield	0%	0%
Estimated volatility is based on historical volatility of comparable companies.

As of June 30, 2024 and 2023, the weighted average remaining contractual life for options and warrants outstanding was 6.53 years and 7.50 years, respectively. The range of exercise prices for options and warrants issued as share-based payments was $3.52 to $14.71 per share as of each June 30, 2024 and 2023.

Restricted Share Units

During the six months ended June 30, 2024, the Board of Directors approved the issuance of 605,370 RSUs, of which 252,351 were issued to key management and executive directors. The RSUs vest 25% annually and become non-forfeitable over four years from the date of grant, subject to continuing employment. The fair value of the RSUs is based on the fair market value of the Company’s ordinary shares on the date of grant and is amortized over the vesting period.

A summary of the RSU activity as of and for the six months ended June 30, 2024 is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2024	—	—
Granted	605,370	9.39
Forfeited	(11,463)	9.26
Outstanding as of June 30, 2024	593,907	9.39
Restricted shares

During the six months ended June 30, 2024 and 2023, there were 56,995 and 33,194 restricted share awards issued to non-executive directors, respectively. The shares were valued using the Finnerty model with the main input data being an underlying issued price of $8.47 and $10.13 per share, respectively, and a restricted period of one year.
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Share options expense	591	808	981	1,611
RSU expense	653	—	1,100	—
Restricted shares expense	476	445	476	488
Share-based payment expense	1,720	1,253	2,557	2,099

	As of June 30,
	2024	2023
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	1,370	2,644
Founders Awards	3,381	4,695
RSUs	4,446	—

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	1.7	2.5
Founders Awards	3.7	4.7
RSUs	2.1	n/a

Share-based Compensation Reserve
The Share-based payment expense is included within the share-based compensation reserve (see Note 12).